Investments - Schedule of Short-Term and Long-Term Marketable Securities (Detail) - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Short-term (due in one year or less)	$ 183,018	$ 87,312
Long-term (due after one year)	1,383,996	894,855
Fair Value of Marketable Securities	$ 1,567,014	$ 982,167